Significant Accounting Policies - Summary of Contract Liabilities Consist of Deferred Revenue (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of Schedule of contract liabilities consist of deferred revenue [Abstract]
Deferred revenue	¥ 17,001	¥ 14,530	¥ 10,668	¥ 5,878